Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted earnings per share:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Numerator—net increase/(decrease) in net assets resulting from operations	$73,408	$9,442	$173,627	$28,425
Denominator—weighted average shares outstanding	71,874,113	64,102,092	71,361,910	60,169,337
Basic and diluted earnings (loss) per share	$1.02	$0.15	$2.43	$0.47

	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Numerator - net increase/(decrease) in net assets resulting from operations	$48,542	$83,255	$18,297
Denominator - weighted average shares outstanding	61,676,363	31,159,302	7,559,426
Basic and diluted earnings per share	$0.79	$2.67	$2.42